Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	Jun. 30, 2014 AeroTurbine	Jun. 30, 2014 AeroTurbine	May 13, 2014 AeroTurbine Predecessor	Jun. 30, 2013 AeroTurbine Predecessor	May 13, 2014 AeroTurbine Predecessor	Jun. 30, 2013 AeroTurbine Predecessor
Revenue : Engines, airframes, parts and supplies							$ 92,277	$ 92,277	$ 21,653	$ 96,837	$ 123,695	$ 155,019
Cost of sales							(77,341)	(77,341)	(19,488)	(82,379)	(102,566)	(131,075)
Gross profit							14,936	14,936	2,165	14,458	21,129	23,944
Management fees, interest and other	2,890	2,890	4,861	12,689	23,024	47,968
Total	$ 17,826	$ 17,826	$ 7,026	$ 27,147	$ 44,153	$ 71,912